RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related Party Balances And Transactions
Salaries and benefits	$ 678	$ 925
Stock-based compensation	425	687
	$ 1,103	$ 1,612